EXPLORATION AND EVALUATION INTERESTS - Red Chris Properties (Details)				12 Months Ended
	Oct. 18, 2022 CAD ($) installment property	Jun. 01, 2022	Oct. 02, 2020	Dec. 31, 2023 CAD ($) property installment	Dec. 31, 2022 CAD ($) shares
Exploration And Evaluation Interests [Line Items]
Number of properties acquired | property	3
Number of days over which volume weighted average trading price is calculated	20 days
Percentage of net smelter return royalty			1.00%
Other Properties
Exploration And Evaluation Interests [Line Items]
Total consideration	$ 3,000,000
Number of equal cash installments | installment	6
Cash consideration payable per installment	$ 250,000				$ 250,000
Equity consideration payable per installment	$ 250,000
Number of shares to be issue at each installment | shares					39,936
Value of shares to issue at each installment					$ 238,000
Cash obligation recognized as of acquisition date					1,079,000
Commitment to issue shares recognized					$ 1,250,000
Number of outstanding installments | installment				5
Discount rate				10.00%
Business acquisition transaction costs				$ 54,000
Number of property subject to NSR Royalty | property				1
Percentage of net smelter return royalty		2.00%		2.00%
Consideration for SNR repurchased				$ 2,000,000
Period of right of purchase interest				120 days